Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Loans Payable Disclosure Abstract
LOANS PAYABLE
8.	LOANS PAYABLE

Secured Loans Payable

The Company entered into short term loans with various lenders for capital expansion secured by the Company’s assets in the amount of $1,749,970, which included finance cost of $624,810. The finance cost was amortized over the terms of the loans, which have various maturity dates ranging from October 2018 through February 2019. As of December 31, 2020, the finance cost was fully amortized. During the year ended December 31, 2021, the Company settled the majority of the loans in the amount of $262,250, of which $157,250 was recognized on the statement of operations as a gain on write-off of loan payable. The term of the loans ranged from two months to six months. During the period ended September 30, 2022, the Company received $25,000 as a settlement and wrote off $50,000 of secured loans payable. The net balance as of September 30, 2022 was $30,646.

Small Business Administration Loans

Between April 30, 2020 and September 12, 2020, the Company received total loan proceeds in the amount of $505,000, which included an aggregate of $345,000 under the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief and Economic Security Act, an Economic Injury Disaster Loan (the “EIDL”) in the amount of $150,000, and an Economic Injury Disaster Grant in the amount of $10,000. The principal and accrued interest under the PPP was forgivable if the Company used the PPP loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complied with PPP requirements. The Company used the full proceeds of the PPP loan specifically for eligible purposes per requirements of the PPP and during the period ending December 31, 2021, the Company submitted satisfactory documentation regarding its compliance with the applicable requirements and obtained forgiveness of the PPP loan. The Company must repay any unforgiven principal amount, with interest, on a monthly basis following the deferral period for the EIDL. For the period ended December 31, 2021, the aggregate amount of $345,000 received under the PPP, and the Economic Injury Disaster Grant in the amount of $10,000 was recognized in the statement of operations as other income due to forgiveness.

8.	LOANS PAYABLE

Secured Loans Payable

The Company entered into short term loans with various lenders for capital expansion secured by the Company’s assets in the amount of $1,749,970, which included finance cost of $624,810. The finance cost was amortized over the terms of the loans, which have various maturity dates ranging from October 2018 through February 2019. As of December 31, 2020, the finance cost was fully amortized. During the year ended December 31, 2021, the Company settled the majority of the loans in the amount of $262,250, of which $157,250 was recognized on the statement of operations as a gain on write-off of loan payable. The term of the loans ranged from two months to six months. The net balance as of December 31, 2021 and 2020 was $80,646 and $342,896, respectively.

Loan Payable-Related Party

The Company’s CEO loaned the Company $248,870 as of June 28, 2018. The loans bore interest at various rates to be originally repaid over a period of three (3) years at various maturity dates. The funds were used for operating expenses. During the year ended December 31, 2021, all principal and interest payments were made in full leaving a balance of $0 as of December 31, 2021.

Small Business Administration Loans

Between April 30, 2020 and September 12, 2020, the Company received total loan proceeds in the amount of $505,000, which included an aggregate of $345,000 under the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief and Economic Security Act, an Economic Injury Disaster Loan (the “EIDL”) in the amount of $150,000, and an Economic Injury Disaster Grant in the amount of $10,000. The principal and accrued interest under the PPP was forgivable if the Company used the PPP loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complied with PPP requirements. The Company used the full proceeds of the PPP loan specifically for eligible purposes per requirements of the PPP and during the period ending December 31, 2021, the Company submitted satisfactory documentation regarding its compliance with the applicable requirements and obtained forgiveness of the PPP loan. The Company must repay any unforgiven principal amount, with interest, on a monthly basis following the deferral period for the EIDL. For the period ended December 31, 2021, the aggregate amount of $345,000 received under the PPP, and the Economic Injury Disaster Grant in the amount of $10,000 was recognized in the statement of operations as other income due to forgiveness.